CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans recommendation services, revenues from related party	¥ 102,997
Predecessor
Loans recommendation services, revenues from related party		¥ 19,932	¥ 0